ASSET ACQUISITION (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity instrument consideration, rate	100.00%	100.00%	100.00%	100.00%
Payment to shareholders	$ 2,151,383	¥ 14,840,028	$ 2,151,383	¥ 14,840,028
Monthly payment	$ 25,612	¥ 176,667	$ 25,612	¥ 176,667
Monthly interest rate			1.00%	1.00%
Assets			$ 1,464,214
Liability			1,464,214
Note receivable			$ 41,848			$ 58,848
Funan Zhihua Mushroom Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition cost					$ 63,878